Shareholder Report, Holdings (Details) - Fundamentals First ETF	Jun. 30, 2024
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Mettler-Toledo International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
JPMorgan 100% US Treasury Securities Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Cie Generale des Etablissements Michelin SCA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%